Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (431,544)	$ 937,609	$ 780,648
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	40,560	40,385	38,646
Amortization of intangible assets	259,997	146,401	56,887
Investment loss (gain)	(532)	(337)	693
Allowance for expected credit losses	311,539	13,864
Changes in operating assets and liabilities
Accounts receivable	(44,117)	(688,332)	96,992
Deposits, other receivables and prepayments	(871,381)	(5,035)	(25,115)
Deferred tax assets		54,049	(29,563)
Accruals and other payables	202,287	227,975	3,483
Deferred government subsidy			38,506
Lease liabilities			266
Contract liabilities	269,491	(106,621)	20,020
Deferred tax liabilities	(52,426)	48,967	186,899
Tax payables		128,280
Net cash generated from (used in) operating activities	(316,126)	797,205	1,168,362
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(818)	(125,533)
Purchase of intangible assets	(2,832,115)	(437,874)	(1,189,120)
Prepayments for acquisition of intangible assets		(128,000)
Net cash used in investing activities	(2,832,115)	(566,692)	(1,314,653)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings			2,529
Repayment for bank borrowings	(64,966)	(17,841)	(18,904)
Proceeds from initial public offerings	4,019,673
Deferred offering costs	(620,193)	(346,090)	(334,000)
Advance to a director		(18,414)	(852,768)
Repayment from a director	59,498	38,878	1,874,805
Repayment to related parties		(380,077)	(317,339)
Settlement of subscription receivables by shareholders		243,770
Net cash generated from (used in) from financing activities	3,394,012	(479,774)	354,323
NET CHANGE IN CASH AND CASH EQUIVALENTS	245,771	(249,261)	208,032
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	12,783	261,377	51,862
NET FOREIGN EXCHANGE DIFFERENCES	(8,242)	667	1,483
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	250,312	12,783	261,377
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest received	1,826	748	346
Interest paid	(17,111)	(17,383)	(14,463)
NON-CASH FINANCING ACTIVITIES:
Offering cost offset against gross proceeds	680,090
Initial recognition of lease obligations related to right-of-use assets	$ 181,693		$ 200,035